COMMON STOCK (Details Narrative) - $ / shares	3 Months Ended
	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Oct. 21, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value				$ 0.001
Stockholders' Equity, Reverse Stock Split	1-for-20
Common stock, shares authorized		150,000,000	150,000,000	150,000,000		150,000,000
Common Stock, Shares, Outstanding		15,655,038	15,655,038		313,098,220	15,655,038
Common Stock, Shares, Outstanding		15,655,038	15,655,038		313,098,220	15,655,038
Share price		$ 0.001
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value							$ 0.001
Common Stock, Shares, Outstanding							15,655,038
Common Stock [Member] | Prior Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares, Outstanding							313,098,220